INVENTORIES, INCLUDING DEFERRED INVENTORY COSTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES, INCLUDING DEFERRED INVENTORY COSTS
NOTE 5. INVENTORIES, INCLUDING DEFERRED INVENTORY COSTS

	March 31, 2024	December 31, 2023
Raw materials and work in process	$5,006	$4,685
Finished goods	2,724	2,514
Deferred inventory costs(a)	1,129	1,054
Inventories, including deferred inventory costs	$8,859	$8,253

(a)
Represents cost deferral for shipped goods (such as components for wind turbine assemblies in our Wind segment) and labor and overhead costs on time and material service contracts (primarily originating in our Power segment) and other costs where the criteria for revenue recognition have not yet been met.

NOTE 5. INVENTORIES, INCLUDING DEFERRED INVENTORY COSTS

As of December 31,	2023	2022
Raw materials and work in process	$4,685	$3,955
Finished goods	2,514	2,791
Deferred inventory costs(a)	1,054	1,147
Inventories, including deferred inventory costs	$8,253	$7,893

(a)
Represents cost deferral for shipped goods (such as components for wind turbine assemblies in our Wind segment) and labor and overhead costs on time and material service contracts (primarily originating in our Power segment) and other costs where the criteria for revenue recognition have not yet been met.